Quarterly Report
February 29, 2020
MFS®  Emerging Markets
Equity Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Alcoholic Beverages – 3.6%
Ambev S.A., ADR	15,493,292	$49,733,467
China Resources Beer Holdings Co. Ltd.	8,976,000	41,832,925
Kweichow Moutai Co. Ltd., “A”	251,954	38,395,591
		$129,961,983
Automotive – 2.4%
Hero MotoCorp Ltd.	882,257	$25,082,908
Mahindra & Mahindra Ltd.	4,221,487	26,735,451
PT Astra International Tbk	88,286,200	34,345,444
		$86,163,803
Brokerage & Asset Managers – 0.5%
Moscow Exchange MICEX-RTS	11,139,859	$16,499,234
Business Services – 0.4%
Tata Consultancy Services Ltd.	473,731	$13,129,637
Computer Software – 0.6%
Prosus N.V. (a)	293,205	$20,787,126
Computer Software - Systems – 0.8%
Linx S.A.	4,132,400	$28,997,677
Conglomerates – 1.1%
Jardine Strategic Holdings Ltd.	1,335,400	$38,775,406
Construction – 1.5%
Techtronic Industries Co. Ltd.	6,496,000	$53,101,442
Consumer Products – 0.6%
Dabur India Ltd.	3,284,851	$22,677,944
Consumer Services – 2.9%
51job, Inc., ADR (a)	772,699	$57,774,704
MakeMyTrip Ltd. (a)	2,048,599	47,138,263
		$104,912,967
Electrical Equipment – 1.4%
Bharat Heavy Electricals Ltd.	27,970,252	$12,001,171
LS Industrial Systems Co. Ltd.	1,084,818	39,159,176
		$51,160,347
Electronics – 13.4%
Samsung Electronics Co. Ltd.	4,505,765	$203,840,896
Silicon Motion Technology Corp., ADR	930,350	34,627,627
Taiwan Semiconductor Manufacturing Co. Ltd.	23,613,695	242,117,181
		$480,585,704
Energy - Integrated – 3.3%
LUKOIL PJSC, ADR	1,015,628	$88,302,019
Petroleo Brasileiro S.A., ADR	2,445,010	29,584,621
		$117,886,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 5.9%
AVI Ltd.	6,393,397	$30,003,833
Fomento Economico Mexicano S.A.B. de C.V., ADR	168,096	13,681,333
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	11,675,229	48,287,678
Orion Corp.	798,744	62,608,124
Tingyi (Cayman Islands) Holding Corp.	31,624,000	57,527,687
		$212,108,655
Forest & Paper Products – 0.9%
Suzano S.A.	3,680,900	$31,393,709
Gaming & Lodging – 1.2%
Genting Berhad	36,882,900	$43,314,438
General Merchandise – 1.0%
Bim Birlesik Magazalar A.S.	1,090,183	$8,423,300
S.A.C.I. Falabella	3,650,558	12,140,259
Walmart de Mexico S.A.B. de C.V.	5,694,272	15,969,304
		$36,532,863
Insurance – 3.8%
AIA Group Ltd.	9,123,200	$88,234,979
Samsung Fire & Marine Insurance Co. Ltd.	287,591	46,885,976
		$135,120,955
Internet – 14.3%
Alibaba Group Holding Ltd., ADR (a)	702,898	$146,202,784
Baidu, Inc., ADR (a)	650,884	78,093,062
NAVER Corp.	461,713	67,106,592
Tencent Holdings Ltd.	4,476,600	220,810,096
		$512,212,534
Machinery & Tools – 3.3%
Doosan Bobcat, Inc.	2,298,766	$54,423,785
Haitian International Holdings Ltd.	16,380,000	32,363,043
PT United Tractors Tbk	25,436,000	29,429,350
		$116,216,178
Major Banks – 5.5%
ABSA Group Ltd.	6,341,377	$54,314,756
Banco Bradesco S.A., ADR	10,400,398	70,514,698
China Construction Bank	88,775,490	72,320,113
		$197,149,567
Metals & Mining – 0.6%
Vale S.A., ADR	2,267,076	$22,262,686
Network & Telecom – 1.3%
VTech Holdings Ltd.	5,473,000	$48,096,972
Oil Services – 0.1%
Lamprell PLC (a)	9,696,016	$3,580,343
Other Banks & Diversified Financials – 15.5%
Abu Dhabi Commercial Bank	8,772,688	$17,030,171
Bancolombia S.A., ADR	412,036	19,563,469
Bank Rakyat Indonesia	124,666,700	36,407,282
Credicorp Ltd.	146,837	26,617,143
E.Sun Financial Holding Co. Ltd.	58,106,059	54,875,172

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Grupo Financiero Inbursa S.A. de C.V.	25,109,428	$26,942,596
Housing Development Finance Corp. Ltd.	3,268,977	99,011,333
Kasikornbank Co. Ltd.	8,270,800	31,321,838
Komercni Banka A.S.	890,750	27,342,688
Metropolitan Bank & Trust Co.	48,471,431	53,297,179
Public Bank Berhad	9,814,551	39,817,040
Sberbank of Russia	18,506,233	64,556,903
Shriram Transport Finance Co. Ltd.	3,411,333	56,980,327
		$553,763,141
Pharmaceuticals – 1.1%
Genomma Lab Internacional S.A., “B” (a)	38,097,892	$38,556,623
Real Estate – 2.7%
Aldar Properties PJSC	28,502,595	$16,237,978
Hang Lung Properties Ltd.	19,268,000	42,461,234
Multiplan Empreendimentos Imobiliarios S.A.	2,499,541	17,058,966
Swire Properties Ltd.	6,405,200	19,095,507
		$94,853,685
Restaurants – 2.9%
Yum China Holdings, Inc.	2,347,638	$102,803,068
Specialty Chemicals – 0.7%
PTT Global Chemical PLC	17,951,900	$23,467,466
Specialty Stores – 0.5%
Dufry AG	262,499	$19,200,135
Telecommunications - Wireless – 0.7%
Mobile TeleSystems PJSC, ADR	2,617,966	$25,394,270
Telephone Services – 2.5%
Helios Tower PLC (a)	6,104,516	$9,572,304
Hellenic Telecommunications Organization S.A.	2,398,386	34,034,601
Naspers Ltd.	293,205	46,375,464
		$89,982,369
Tobacco – 0.3%
PT Hanjaya Mandala Sampoerna Tbk	82,611,700	$9,910,323
Utilities - Electric Power – 1.8%
CESC Ltd.	4,271,953	$38,555,719
NTPC Ltd.	17,690,446	26,201,098
		$64,756,817
Total Common Stocks		$3,545,316,707
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.61% (v)	34,037,768	$34,041,171

Other Assets, Less Liabilities – (0.0)%		(1,345,400)
Net Assets – 100.0%		$3,578,012,478
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $34,041,171 and $3,545,316,707, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$490,688,983	$405,721,768	$—	$896,410,751
South Korea	46,885,976	427,138,573	—	474,024,549
India	112,086,259	255,427,592	—	367,513,851
Taiwan	34,627,627	296,992,353	—	331,619,980
Hong Kong	—	289,765,540	—	289,765,540
Brazil	249,545,824	—	—	249,545,824
Russia	25,394,270	169,358,156	—	194,752,426
South Africa	—	130,694,053	—	130,694,053
Indonesia	65,836,632	44,255,767	—	110,092,399
Other Countries	351,404,040	149,493,294	—	500,897,334
Mutual Funds	34,041,171	—	—	34,041,171
Total	$1,410,510,782	$2,168,847,096	$—	$3,579,357,878
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$60,319,149	$802,796,875	$829,084,526	$10,089	$(416)	$34,041,171
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$997,366	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2020, are as follows:
China	24.9%
South Korea	13.2%
India	10.2%
Taiwan	9.2%
Hong Kong	8.1%
Brazil	6.9%
Russia	5.4%
South Africa	3.6%
Indonesia	3.1%
Other Countries	15.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.